Operations	12 Months Ended
Dec. 31, 2024
Operations
Operations

1.	Operations

1.1. Corporate Structure

TIM S.A. (“TIM” or “Company”) is a publicly held company with Registered office in the city of Rio de Janeiro, RJ, and a subsidiary of TIM Brasil Serviços e Participações S.A. (“TIM Brasil”). TIM Brasil is a subsidiary of the Telecom Italia Group that holds 66.59% of the share capital of TIM S.A. on December 31, 2024 (66.59% on December 31, 2023).

The TIM group (“Group”) comprises TIM and its associated company I-Systems.

The Company holds an authorization for Landline Switched Telephone Service (“STFC”) in Local, National Long-Distance and International Long-Distance modes, as well as Personal Mobile Service (“SMP”) and Multimedia Communication Service (“SCM”), in all Brazilian states and in the Federal District.

The Company’s shares are traded on B3 – Brasil, Bolsa, Balcão (“B3”). Additionally, TIM has American Depositary Receipts (ADRs), Level II, traded on the New York Stock Exchange (NYSE) – USA. As a result, the Company is subject to the rules of the Brazilian Securities and Exchange Commission (“CVM”) and the Securities and Exchange Commission in the United States (“SEC”). In order to comply with good market practices, the company adopts as a principle the simultaneous disclosure of its financial information in both markets, in reais, in Portuguese and English.

1.2. Corporate Reorganization

1.2.1. Business combination and merger of Cozani

On April 20, 2022, TIM, together with other buyers (Claro S.A. and Telefônica Brasil S.A.), after complying with the prior conditions established by CADE and ANATEL, concluded the acquisition transaction of Oi Móvel S.A. – Under Court-Ordered Reorganization (“Seller”, “Assignor” or “Oi Móvel”). 100% of Cozani’s share capital, a company that corresponds to the part of the unit of assets, rights and obligations of Oi Móvel acquired by Company.

In 2023, the corporate merger of Cozani into TIM S.A. took place.

The total consideration recorded for the acquisition of Cozani was R$ 7,211.6 million. Cozani’s net identifiable asset as of the day of the acquisition was R$ 4,575.2 million, which included intangible assets related to authorizations to use radio frequencies of R$ 3,039 million and customer relationship of R$ 253.7 million. The goodwill of R$ 2,636.4 million represented the value of the future economic benefits arising from the expected synergies resulting from the acquisition.

The recognized goodwill was deducted for income tax purposes in 2023, in connection with the merger of Cozani by the Company on April 1, 2023. This merger took place after the approval from ANATEL in February 2023 and by the Company’s Board of Directors in March 2023.

The purpose of the merger was to streamline TIM S.A.’s corporate structure, eliminate overlapping authorizations for exploring the SMP service, standardize the services provided by the companies, optimize operating costs and efficiently allocate investments.

As of December 31, 2022, of the agreed purchase amounts, the Company had the following balances of outstanding contractual obligations:

(i)	R$ 634.3 million withheld by TIM, as provided for in the purchase agreement, mainly to meet the possible need for additional price adjustments to be made, which could be identified in the 120 days after the acquisition date. The amount remained fully retained by the Company until October 4, 2022, when an injunction was issued by the 7th Business Court of the Judicial District of Rio de Janeiro ordering TIM to deposit the updated amount up to that date of R$ 670 million in an account linked to the court-ordered reorganization process of Oi Móvel S.A.

(ii)	The amount of R$ 77 million recognized as contingent consideration.

On October 4, 2023, the Arbitration Chamber Court approved an agreement related to the Post-Closing Adjustment, celebrated, on the one hand, between TIM S.A., Telefônica Brasil S.A. and Claro S.A. and, on the other hand, Oi S.A. – Under Court-Ordered Reorganization, as a way of putting an end to the controversy and the arbitration procedure related to the Post-Closing Adjustment. The final price of the portion of UPI Ativos Móveis assigned to the Company, considering the Post-Closing Adjustment negotiated in the Agreement (except for the contract targets), was R$ 6.6 billion.

Considering the TIM Adjusted Final Price, the Company recovered a portion corresponding to half of the amount that had been deposited in court (equivalent to approximately R$ 317 million on the closing date, and the remaining amount was redeemed by the Seller as part of the purchase price of the UPI Ativos Móveis assigned to the Company.

The reduction in the consideration payable related to the Post-Closing Adjustment, corresponding to the half of the amount deposited in court, was recorded as a gain in the consolidated statement of income on the date of the approval of the agreement (October 2023), under the heading “other income (expenses), net”.

After this agreement, the Company was free of any obligations mentioned in items (i) and (ii).